Stockholders' Equity and Regulatory Matters (Schedule of Compliance with Regulatory Capital Requirements) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital, Amount	$ 57,098	$ 52,492
Total Capital, Ratio	15.03%	17.12%
Total Capital, Minimum Requirement for Capital Adequacy Purposes, Amount	$ 30,385	$ 24,531
Total Capital, Minimum Requirement for Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier 1 Capital, Amount	$ 54,338	$ 49,912
Tier 1 Capital, Ratio	14.31%	16.28%
Tier 1 Capital, Minimum Requirement for Capital Adequacy Purposes, Amount	$ 22,789	$ 12,265
Tier 1 Capital, Minimum Requirement for Capital Adequacy Purposes, Ratio	6.00%	4.00%
Common Equity Tier 1 Capital, Amount	$ 54,338
Common Equity Tier 1 Capital, Ratio	14.31%
Common Equity Tier 1 Capital, Minimum Requirement for Capital Adequacy Purposes, Amount	$ 17,092
Common Equity Tier 1 Capital, Minimum Requirement for Capital Adequacy Purposes, Ratio	4.50%
Tier 1, Leverage Capital to Average Assets, Amount	$ 54,338	$ 49,912
Tier 1, Leverage Capital to Average Assets, Ratio	11.23%	10.65%
Tier 1, Leverage Capital to Average Assets, Minimum Requirement for Capital Adequacy Purposes, Amount	$ 19,352	$ 18,741
Tier 1, Leverage Capital to Average Assets, Minimum Requirement for Capital Adequacy Purposes, Ratio	4.00%	4.00%
The Juniata Valley Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital, Amount	$ 51,491	$ 47,145
Total Capital, Ratio	14.11%	15.59%
Total Capital, Minimum Requirement for Capital Adequacy Purposes, Amount	$ 29,186	$ 24,186
Total Capital, Minimum Requirement for Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total Capital, Minimum Regulatory Requirements to be "Well Capitalized", Amount	$ 36,482	$ 30,233
Total Capital, Minimum Regulatory Requirements to be "Well Capitalized", Ratio	10.00%	10.00%
Tier 1 Capital, Amount	$ 48,861	$ 44,688
Tier 1 Capital, Ratio	13.39%	14.78%
Tier 1 Capital, Minimum Requirement for Capital Adequacy Purposes, Amount	$ 14,593	$ 12,093
Tier 1 Capital, Minimum Requirement for Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 Capital, Minimum Regulatory Requirements to be "Well Capitalized", Amount	$ 29,186	$ 18,140
Tier 1 Capital, Minimum Regulatory Requirements to be "Well Capitalized", Ratio	8.00%	6.00%
Common Equity Tier 1 Capital, Amount	$ 48,861
Common Equity Tier 1 Capital, Ratio	13.39%
Common Equity Tier 1 Capital, Minimum Requirement for Capital Adequacy Purposes, Amount	$ 16,417
Common Equity Tier 1 Capital, Minimum Requirement for Capital Adequacy Purposes, Ratio	4.50%
Common Equity Tier 1 Capital, Minimum Regulatory Requirements to be "Well Capitalized", Amount	$ 23,713
Common Equity Tier 1 Capital, Minimum Regulatory Requirements to be "Well Capitalized", Ratio	6.50%
Tier 1, Leverage Capital to Average Assets, Amount	$ 48,861	$ 44,688
Tier 1, Leverage Capital to Average Assets, Ratio	10.21%	9.42%
Tier 1, Leverage Capital to Average Assets, Minimum Requirement for Capital Adequacy Purposes, Amount	$ 19,146	$ 18,969
Tier 1, Leverage Capital to Average Assets, Minimum Requirement for Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1, Leverage Capital to Average Assets, Minimum Regulatory Requirements to be "Well Capitalized", Amount	$ 23,932	$ 23,711
Tier 1, Leverage Capital to Average Assets, Minimum Regulatory Requirements to be "Well Capitalized", Ratio	5.00%	5.00%